Submission	Aug. 19, 2024
Submission [Line Items]
Central Index Key	0000882835
Registrant Name	Roper Technologies, Inc.
Registration File Number	333-260556
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES